Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,138	$ 1,306
Investment securities	8,090	8,001
Receivables, less allowance for doubtful accounts of $118 in 2013 and $94 in 2012:	950	733
Other current assets	2,122	1,670
Total current assets	12,300	11,710
Property and equipment, net	1,218	1,098
Long-term investment securities	1,710	1,846
Goodwill	3,733	3,640
Other long-term assets	1,774	1,685
Total assets	20,735	19,979
Current liabilities:
Benefits payable	3,893	3,779
Trade accounts payable and accrued expenses	1,821	2,042
Book overdraft	403	324
Unearned revenues	206	230
Total current liabilities	6,323	6,375
Long-term debt	2,600	2,611
Future policy benefits payable	2,207	1,858
Other long-term liabilities	289	288
Total liabilities	11,419	11,132
Commitments and contingencies (Note 15)
Stockholders' equity:
Preferred stock, $1 par; 10,000,000 shares authorized; none issued	0	0
Common stock, $0.16 2/3 par; 300,000,000 shares authorized; 196,275,506 shares issued in 2013 and 194,470,820 shares issued in 2012	33	32
Capital in excess of par value	2,267	2,101
Retained earnings	8,942	7,881
Accumulated other comprehensive income	158	386
Treasury stock, at cost, 42,245,097 shares in 2013 and 36,138,955 shares in 2012	(2,084)	(1,553)
Total stockholders' equity	9,316	8,847
Total liabilities and stockholders' equity	$ 20,735	$ 19,979